Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other current receivables [abstract]
Schedule of other receivables

As at	June 30, 2023	December 31, 2022
Trade receivables	$0.9	$4.3
Total accounts receivable	0.9	4.3

Non-trade receivables	$—	$3.5
Sales taxes receivable	3.2	4.1
Other	1.8	2.4
Total other receivables	$5.0	$10.0